INVESTMENT IN JOINT VENTURE - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment in joint venture
Beginning Balance - Investment in Joint Venture	$ 19,305
Equity share of loss	(4,400)	$ (2,887)
Additional investment in JCU	2,385	800
Ending Balance - Investment in Joint Venture	$ 17,290	$ 19,305